K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

May 29, 2015

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	KraneShares Trust
File Nos. 333-180870 and 811-22698
Post-Effective Amendment No. 95

Ladies and Gentleman:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of KraneShares Trust (the “Trust”) is Post-Effective Amendment No. 95 to the Trust’s Registration Statement on Form N-1A on behalf of KraneShares Bosera MSCI China A Share ETF (the “Fund”). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to (1) reflect a change in the Fund’s benchmark index that was made during the year pursuant to a supplement to the prospectus and (2) update other information and make other non-material changes to the Fund’s prospectus and statement of additional information.

The Trust elects that this filing become effective 60 days after filing, pursuant to Rule 485(a)(1) under the Securities Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9475.

Very truly yours,

/s/ Stacy L. Fuller

Stacy L. Fuller

Attachments

cc:        Jonathan Krane

Krane Funds Advisors, LLC